Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Compensation payable	$ 672,587	$ 377,403	$ 171,851
Commission liability	19,885	26,863	58,771
Accrued employee taxes	890,411	624,525	591,992
Accrued mobile expenses		0	177,099
Other accrued liabilities	87,377	115,099	100,111
Accrued expenses	$ 1,670,260	$ 1,143,890	$ 1,099,824